Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of intangible assets
Cost	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software and technology	Total
At December 31, 2022	$1,256	$25,996	$4,860	$5,926	$781	$38,819
Additions	-	-	-	-	270	270
Effect of movements in exchange rates	(29)	(610)	(114)	(139)	(20)	(912)
At December 31, 2023	$1,227	$25,386	$4,746	$5,787	$1,031	$38,177
Additions	-	100	-	-	639	739
Transfer from prepaid expenses					795	795
Effect of movements in exchange rates	107	2,238	417	509	147	3,418
At December 31, 2024	$1,334	$27,724	$5,163	$6,296	$2,612	$43,129
Accumulated amortization	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software and technology	Total
At December 31, 2022	$366	$21,042	$4,441	$2,270	$76	$28,195
Amortization	178	611	52	735	160	1,736
Effect of movements in exchange rates	(12)	(506)	(105)	(68)	(3)	(694)
At December 31, 2023	$532	$21,147	$4,388	$2,937	$233	$29,237
Amortization	182	620	53	746	275	1,876
Effect of movements in exchange rates	56	1,890	389	296	31	2,662
At December 31, 2024	$770	$23,657	$4,830	$3,979	$539	$33,775
Carrying amounts	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software and technology	Total
At December 31, 2023	$695	$4,239	$358	$2,850	$798	$8,940
At December 31, 2024	$564	$4,067	$333	$2,317	$2,073	$9,354